Consolidated Statement Of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (29,637,673)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in value of warrant liabilities	27,563,109
Transaction costs incurred in connection with warrant liabilities	511,177
Interest earned on marketable securities held in Trust Account	(32,396)
Changes in operating assets and liabilities:
Prepaid expenses	(25,816)
Accrued expenses	601,749
Net cash used in operating activities	(1,019,850)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(254,350,000)
Net cash used in investing activities	(254,350,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	249,263,000
Proceeds from sale of Private Placement Warrants	6,837,000
Proceeds from promissory note – related party	150,000
Repayment of promissory note – related party	(150,000)
Payment of offering and transaction costs	(423,527)
Net cash provided by financing activities	255,676,473
Net Change in Cash	306,623
Cash – Beginning of period	0
Cash – End of period	306,623	$ 306,623
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	227,864,037
Change in value of Class A common stock subject to possible redemption	(27,563,109)
Deferred underwriting fee payable	8,902,250
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	25,000
Barkbox Inc [Member]
Cash Flows from Operating Activities:
Net loss		(31,391,000)	$ (31,368,000)	$ (37,082,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		2,405,000	1,397,000	505,000
Amortization of deferred financing fees and debt discount		3,508,000	1,324,000	512,000
Bad debt expense		52,000	56,000	225,000
Stock-based compensation expense		6,522,000	1,817,000	5,096,000
Change in value of warrant liabilities		931,000	96,000	(26,000)
Changes in operating assets and liabilities:
Accounts receivable		(5,049,000)	(2,433,000)	(399,000)
Inventory		(37,758,000)	(12,979,000)	(2,659,000)
Prepaid expenses and other current assets		(2,173,000)	(969,000)	(243,000)
Other assets		(402,000)
Accounts payable and accrued expenses		16,543,000	11,937,000	18,117,000
Deferred revenue		13,894,000	1,072,000	1,118,000
Other liabilities		13,300,000	10,384,000	3,117,000
Net cash used in operating activities		(19,618,000)	(19,666,000)	(11,719,000)
Cash Flows from Investing Activities:
Payments For Capitalized expenditures		(4,825,000)	(4,677,000)	(1,936,000)
Purchases of investments				(100,000)
Net cash used in investing activities		(4,825,000)	(4,677,000)	(2,036,000)
Cash Flows from Financing Activities:
Payment of offering and transaction costs		(1,297,000)
Payments of finance fees		(734,000)	(30,000)	(509,000)
Payments of capital lease obligations		(334,000)
Proceeds from the exercise of stock options		1,215,000	277,000	989,000
Proceeds from convertible notes		75,750,000	5,367,000
Proceeds from debt		5,157,000	17,564,000	19,625,000
Payments to repurchase common stock		(9,000)
Payments of debt		(25,250,000)	(500,000)	(3,710,000)
Net cash provided by financing activities		54,498,000	22,678,000	16,395,000
Net Change in Cash		30,055,000	(1,665,000)	2,640,000
Cash – Beginning of period		9,676,000	11,341,000	8,701,000
Cash – End of period	38,278,000	38,278,000	9,676,000	11,341,000
Cash and cash equivalents	38,278,000	38,278,000	9,676,000	11,341,000
Restricted cash—included in prepaid expenses and other current assets	1,453,000	1,453,000
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH	$ 39,731,000	39,731,000	9,676,000	11,341,000
Purchases of property and equipment included in accounts payable and accrued liabilities		1,764,000	204,000	1,228,000
Cash paid for interest		5,170,000	3,026,000	1,156,000
Non-Cash investing and financing activities:
Non-cash deferred issuance costs		3,000,000
Non-cash capital lease obligations		2,867,000
Non-cash deferred transaction costs		2,439,000
Issuance of derivatives with debt		1,153,000	$ 2,692,000	238,000
Issuance of convertible promissory note		800,000
Issuance of warrants with debt				$ 1,326,000
Modification of warrant		$ 80,000